Debt - 2022 Senior Secured Notes (FY) (Details) - USD ($)	1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2025	Mar. 21, 2025	Oct. 20, 2024	Oct. 19, 2024	Apr. 17, 2024	Apr. 16, 2024
Debt Instrument [Line Items]
Warrants exercise price (in dollars shares)													$ 1.5495
Fair value adjustment of warrant liabilities						$ 49,000,000	$ 64,000,000
Fair value of warrant liabilitIes								$ 200,089,000	$ 527,047,000			$ 698,000
Carrying value								8,033,477,000	1,555,049,000			$ 11,171,485,000
Loss on extinguishment of debt								(11,708,000)	0	$ 0
Senior Notes
Debt Instrument [Line Items]
Maturity date											Oct. 18, 2025
If Repaid in Full within 120 Days After Original Issue Date
Debt Instrument [Line Items]
Valuation of company subject to repayment of debt								1,500,000,000
If Repaid in Full within 121 Days to 240 Days After Original Issue Date
Debt Instrument [Line Items]
Valuation of company subject to repayment of debt								1,300,000,000
If Repaid in Full within 241 Days to 360 Days After Original Issue Date
Debt Instrument [Line Items]
Valuation of company subject to repayment of debt								1,100,000,000
If Repaid in Full within 361 Days or More Days After Original Issue Date
Debt Instrument [Line Items]
Valuation of company subject to repayment of debt								1,000,000,000
2022 Senior Secured Notes
Debt Instrument [Line Items]
Fair value adjustment of warrant liabilities								129,000,000	67,000,000	$ 0
2022 Senior Secured Notes | Warrant
Debt Instrument [Line Items]
Fair value of warrant liabilitIes								200,000,000	71,000,000
Deferred financing costs									3,000,000
2022 Senior Secured Notes | Penny Warrants
Debt Instrument [Line Items]
Warrants exercise price (in dollars shares)					$ 0.0005
Deferred financing costs									6,000,000
2022 Senior Secured Notes | Senior Notes
Debt Instrument [Line Items]
Carrying value								$ 0	125,000,000
2022 Senior Secured Notes | Related Party
Debt Instrument [Line Items]
Repayments of debt	$ 137,000,000
Loss on extinguishment of debt	$ (6,000,000)
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Debt Instrument [Line Items]
Principal amount					$ 125,000,000
Carrying value									124,000,000
Fair value of financial instrument									124,000,000
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | Senior Notes
Debt Instrument [Line Items]
Principal amount					125,000,000
Proceeds from issuance of long-term debt		$ 25,000,000	$ 40,000,000	$ 30,000,000	$ 30,000,000
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Interest rate																12.00%	0.00%
Interest payment term								semiannually
Maturity date								Oct. 17, 2025
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | Senior Notes Fourth Tranche
Debt Instrument [Line Items]
Interest rate														12.00%	0.00%
Interest payment term								semiannually
Maturity date								Apr. 20, 2026
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | Prior to April 17, 2024, or on or After October 2, 2025 and Prior to October 20, 2024, or on or After April 7, 2026 | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Percentage of premium on early redemption of debt								0.00%
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | On or After April 17, 2024, but Before July 17, 2024 and on or after October 20, 2024, but Before January 20, 2025 | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Percentage of premium on early redemption of debt								10.00%
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | On or After July 17, 2024, but Before October 17, 2024 and on or After January 20, 2025, but Before April 20, 2025 | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Percentage of premium on early redemption of debt								8.50%
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | On or After October 17, 2024, but Before January 17, 2025 and on or After April 20, 2025, but Before July 20, 2025 | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Percentage of premium on early redemption of debt								7.00%
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | On or after January 17, 2025, but before April 17, 2025 and on or After July 20, 2025, but Before October 20, 2025 | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Percentage of premium on early redemption of debt								5.50%
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | On or After April 17, 2025, but Before July 17, 2025 and on or After October 20, 2025, but Before January 20, 2026 | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Percentage of premium on early redemption of debt								4.00%
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar | On or After April 17, 2025, but Before October 2, 2025 and on or After to January 20, 2026, but Before April 7, 2026 | Senior Notes First Three Tranches
Debt Instrument [Line Items]
Percentage of premium on early redemption of debt								2.50%
2022 Senior Secured Notes - First Closing
Debt Instrument [Line Items]
Maturity date								Oct. 17, 2029
2022 Senior Secured Notes - Second Closing
Debt Instrument [Line Items]
Maturity date								Oct. 17, 2029
2022 Senior Secured Notes - Third Closing
Debt Instrument [Line Items]
Maturity date								Oct. 17, 2029
2022 Senior Secured Notes - Fourth Closing
Debt Instrument [Line Items]
Principal amount								$ 25,000,000
Maturity date								Apr. 20, 2030
Deferred financing costs								$ 1,000,000
2022 Senior Secured Notes - Fourth Closing | Warrant
Debt Instrument [Line Items]
Fair value adjustment of warrant liabilities									$ (2,000,000)
Principal amount of notes available for conversion								25,000,000
2022 Senior Secured Notes - Fourth Closing | Senior Notes
Debt Instrument [Line Items]
Fair value of financial instrument								22,000,000
2022 Senior Secured Notes - Fourth Closing | Senior Notes | Warrant
Debt Instrument [Line Items]
Fair value of financial instrument								2,000,000
2022 Senior Secured Notes - Fourth Closing | Senior Notes | Penny Warrants
Debt Instrument [Line Items]
Fair value of financial instrument								$ 4,000,000
Common Stock | 2022 Senior Secured Notes - First Closing | Related Party | Warrant
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					1,040,956
Common Stock | 2022 Senior Secured Notes - First Closing | Related Party | Penny Warrants
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					1,873,735
Common Stock | 2022 Senior Secured Notes - Second Closing | Related Party | Warrant
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					1,040,956
Common Stock | 2022 Senior Secured Notes - Second Closing | Related Party | Penny Warrants
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					1,873,735
Common Stock | 2022 Senior Secured Notes - Third Closing | Related Party | Warrant
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					1,388,000
Common Stock | 2022 Senior Secured Notes - Third Closing | Related Party | Penny Warrants
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					2,498,356
Common Stock | 2022 Senior Secured Notes - Fourth Closing | Related Party | Warrant
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					867,474
Common Stock | 2022 Senior Secured Notes - Fourth Closing | Related Party | Penny Warrants
Debt Instrument [Line Items]
Number of shares issued upon exercise of warrants (in shares)					1,561,456